Pensions and Other Post-Retirement Benefits - Total Accumulated Benefit Obligation and Minimum Liability Changes For Pension Plans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accumulated benefit obligation	$ 1,618	$ 1,392	$ 1,318
Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	1,550	849
Accumulated benefit obligation	1,498	802
Fair value of plan assets	1,302	635
Projected Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	1,647	849
Accumulated benefit obligation	1,582	802
Fair value of plan assets	1,394	635
The Netherlands [Member] | Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	727	48
Accumulated benefit obligation	724	46
Fair value of plan assets	707	45
The Netherlands [Member] | Projected Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	727	48
Accumulated benefit obligation	724	46
Fair value of plan assets	707	45
United States [Member] | Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	295	284
Accumulated benefit obligation	295	284
Fair value of plan assets	248	221
United States [Member] | Projected Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	295	284
Accumulated benefit obligation	295	284
Fair value of plan assets	248	221
Other [Member] | Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	528	517
Accumulated benefit obligation	479	472
Fair value of plan assets	347	369
Other [Member] | Projected Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	625	517
Accumulated benefit obligation	563	472
Fair value of plan assets	$ 439	$ 369